Derivative Financial Instruments	12 Months Ended
Jan. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

15.    Derivative Financial Instruments

The Company generally utilizes forward exchange contracts to reduce its exposure to foreign currency denominated liabilities. Foreign exchange contracts purchased are primarily denominated in the currencies of the Company’s principal markets. The Company does not enter into derivative contracts for speculative purposes.

The Company had contracted to sell the following amounts under forward exchange contracts with maturities within 60 days of:

	January 31,
	2013	2012
Euro	$5,609	$8,131
U.S. Dollars	31,954	64,399
British Pound Sterling	936	1,012
All others	1,646	2,211

Total	$40,145	$75,753

Changes in the fair value of forward exchange contracts are recorded within purchased transportation costs in the consolidated statements of operations.

The Company does not designate foreign currency derivatives as hedges. The Company had the following balances for foreign currency asset/liability derivatives:

	January 31,
	2013	2012
Foreign currency asset derivatives included in trade receivables	$101	$415
Foreign currency liability derivatives included in trade payables	$79	$646

Net gains and losses on foreign currency derivatives are as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Net gains on foreign currency derivatives	$22	$—	$337
Net losses on foreign currency derivatives	$—	$231	$—